Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Maturities of Long-Term Debt
As of December 31, 2022, the Notes will be repaid according to the following schedule, assuming the holders of the Notes will not exercise the right to require the Company to repurchase all or part of their notes in cash on July 1, 2023.

Amounts
RMB
2023	33,362
2024	33,362
2025	2,685,642
Less imputed interest	106,198

Total	2,646,168